Income and expenses - Contract balance additional information (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Contract Balances [Line Items]
Minimum term for maintenance contract	1 year
Minimum term for contracts with up-front fees	1 year
Revenue that was included in contract liability at beginning of period	€ 39,324
Minimum
Contract Balances [Line Items]
Revenue, remaining performance obligations recognition period	1 year
Maximum
Contract Balances [Line Items]
Revenue, remaining performance obligations recognition period	3 years